Deferred Stock-Based Compensation - Related Party (Details) - USD ($)	1 Months Ended
	May 18, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Common stock shares issued		22,842,246	151,277	143,780
Common stock, value		$ 2,285	$ 15	$ 14
Accrued employee benefits		$ 746,137
Mark Goode [Member] | Employment Agreement [Member]
Annual base salary	$ 96,000
Increase annual base salary maximum	$ 216,000
Deferred compensation related party, description	After one year of employment by the Company as the Chief Executive Officer, the Company shall issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; after two years of employment by the Company as the Chief Executive Officer, the Company shall issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance; and after three years of employment by the Company as the Chief Executive Officer, the Company shall issue to Mr. Goode additional shares of common stock of the Company equal to 1% of the outstanding shares of the Company at the time of such issuance.
Common stock shares issued	500,000
Common stock, per share	$ 2.50
Common stock, value	$ 1,250,000